[Skadden, Arps, Slate, Meagher & Flom LLP Letterhead]

January 19, 2006

By FedEx and EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Attn: Abby Adams, Esq.

Re:	Fairmont Hotels & Resorts Inc. Schedule 14D-9
Filed on December 22, 2005
File No. 005-50486

Dear Ms. Adams:

On behalf of Fairmont Hotels & Resorts Inc., a corporation organized under the laws of Canada (the "Company"), in response to the comment communicated by telephone on January 13, 2006, we transmit herewith for filing with the Securities and Exchange Commission Amendment No. 3 to the Schedule 14D-9, filed by the Company on December 22, 2005, to file further revised consents of the Company's financial advisors.

Sincerely,

/s/ David J. Friedman

David J. Friedman

cc:	Morris J. Kramer, Esq.
Thomas W. Greenberg, Esq.
Terence P. Badour, Esq.
G. Blair Cowper-Smith, Esq.
Philip C. Moore, Esq.